Revenues from Contracts with Customers - Summary of Disaggregation of Revenues from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 3,819.0	€ 17,310.6	€ 18,976.7
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	776.3	4,447.2	4,034.3
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	15.4	127.2	113.7
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,027.3	12,736.2	14,828.7
Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,815.5	17,194.6	18,874.0
Commercial revenues | COVID-19 vaccine revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,776.2	17,145.2	18,806.8
Commercial revenues | Sales to collaboration partners
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	275.3	1,224.3	970.9
Commercial revenues | Direct product sales to customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	473.6	3,184.7	3,007.2
Commercial revenues | Share of collaboration partners’ gross profit and sales milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,027.3	12,736.2	14,828.7
Commercial revenues | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	39.3	49.4	67.2
Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 3.5	€ 116.0	€ 102.7